ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	9,772,766	9,775,100
Series One [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	1,296,900	1,296,900
Series Two [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	829,800	829,800
Series Three [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,862,533	2,864,200
Series Four [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,990,633	2,991,300
Series Five [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	489,900	489,900
Series Six [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	1,303,000	1,303,000